Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Tax provision or benefits	$ 292,000	$ 0
Valuation allowance, increase	$ 18,600,000
Percentage of increase in ownership percentage over a three year period	50.00%
Unrecognized tax benefits	$ 0	0
Accrued interest or penalties	0	$ 0
Federal [Member]
Income Taxes [Line Items]
Operating loss carryforwards	19,300,000
Operating loss carry forward with expiration of usage	2,800,000
Operating loss carry forward with expiration of usage indefinite	$ 16,500,000
Operating loss carryforwards, expiration year	2036
Federal [Member] | Research and Development [Member]
Income Taxes [Line Items]
Tax credit carryforwards	$ 4,900,000
Tax credit carryforwards, expiration year	2034
State [Member]
Income Taxes [Line Items]
Operating loss carryforwards	$ 17,400,000
Operating Loss carryforwards expiration starting year	2036
State [Member] | Research and Development [Member]
Income Taxes [Line Items]
Tax credit carryforwards	$ 3,000,000.0
Tax credit carryforwards, expiration year	2030